Commitments and Contingencies (Schedule Of Operating Leased Assets) (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
2020 (remaining 3 months)	$ 1,250
2020		$ 5,661
2021	5,974	5,077
2022	3,471	2,677
2023	2,804	1,874
2024	1,224	1,224
Thereafter	6,899	6,898
Total	$ 21,622	$ 23,411